SELECTED STATEMENTS OF COMPREHENSIVE LOSS DATA (FY) (Tables)	12 Months Ended
Dec. 31, 2018
SELECTED STATEMENTS OF COMPREHENSIVE LOSS DATA [Abstract]
Research and Development Expenses, Net
a.	Research and development expenses, net:

	Year ended December 31,
	2018	2017	2016
Salaries and social benefits	$5,016	$3,795	$2,774
Share-based payment	705	1,362	3,195
Subcontractors	12,695	9,617	8,150
Materials	3,610	1,677	2,232
Rent and maintenance	758	486	364
Travel and trade shows	728	346	507
Depreciation	195	142	124
Other	239	—	61
Less royalty bearing grants	(1,901)	(2,407)	(4,030)
Reversal of grants received in prior years to related liability	—	—	5,718

Total research and development expenses, net	$22,045	$15,018	$19,095

General and Administrative Expenses
b.	General and administrative expenses:

	Year ended December 31,
	2018	2017	2016
Salaries and social benefits	$4,788	$1,870	$924
Share-based payment	2,870	846	2,647
Professional services	2,818	1,467	843
Rent and maintenance	1,065	83	138
Other	58	206	62

Total general and administrative expenses	$11,599	$4,472	$4,614

Finance Expenses
c.	Finance expenses:

	Year ended December 31,
	2018	2017	2016
Revaluation of IIA liability	$2,037	$631	$—
Revaluation of liabilities at fair value	17,600	—	—
Bank charges, interest expense and other fees	68	54	23
Foreign currency translation adjustments	554	33	132

Total finance expenses	$20,259	$718	$155

Finance Income
d.	Finance income:

	Year ended December 31,
	2018	2017	2016
Interest income	$877	$330	$163
Revaluation of liabilities at fair value	—	845	805
Foreign currency translation adjustments	$165	22	225

Total finance income	$1,042	$1,197	$1,193